Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Unrealized holding gain on securities during the period, net of tax benefits	$ (17)	$ 245
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(11)	(9)
Other Comprehensive Income Loss Change In Unfunded Status Of Defined Benefit Plan Liability Tax	(83)	(89)
Amortization of prior service included in net periodic pension expense, net of tax	(30)	(30)
Other Comprehensive Income Loss Amortization Of Net Loss Included In Net Periodic Pension Cost Tax	$ 16	$ 10